Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Growth ETF
Entity Central Index Key	0001869991
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group Growth ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Growth ETF
Class Name	Capital Group Growth ETF
Trading Symbol	CGGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Growth ETF (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGR	$ 44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 25.22% on a net asset value (NAV) basis and 25.20% on a market price basis for the year ended
May 31, 2026. These results compare with a 29.78% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities advanced sharply during the fund’s fiscal year, with the S&P 500 Index reaching all-time highs. Record artificial intelligence spending and robust corporate earnings drove the rally, with information technology, communication services and energy sectors leading the gains. The U.S. economy remained resilient, underpinned by higher consumer spending. However, signs of a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed, with holdings in information technology being particularly additive. Materials and energy sectors delivered strong returns but had a more modest impact due to smaller weights. Returns from industrials and communication services were also positive, though below the portfolio’s overall results.
Conversely, holdings in financials, real
estate
and utilities sectors detracted from the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
Capital Group Growth ETF (at NAV) 2	25.22%	17.36%
S&P 500 Index 3	29.78%	15.85%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,637,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 70,000,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,637
Total number of portfolio holdings	91
Total advisory fees paid (in millions)	$ 70
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.